Goodwill and other intangible assets - Allocation of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of intangible assets material to entity [line items]
Opening balance	$ 656,256	$ 518,141	$ 530,659
Additions	248,869	232,030
Effects of movements in exchange rates	(35,806)	(93,915)	(12,518)
Closing balance	869,319	656,256	518,141
IHS Nigeria Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	63,374	71,297	71,328
Effects of movements in exchange rates	(3,606)	(7,923)	(31)
Closing balance	59,768	63,374	71,297
INT Towers Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	227,715	256,149	256,261
Effects of movements in exchange rates	(12,940)	(28,434)	(112)
Closing balance	214,775	227,715	256,149
IHS Towers NG Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	45,741	51,460	51,483
Effects of movements in exchange rates	(2,603)	(5,719)	(23)
Closing balance	43,138	45,741	51,460
IHS Cameroon S.A.
Disclosure of intangible assets material to entity [line items]
Opening balance	48,170	43,933	44,910
Effects of movements in exchange rates	(3,782)	4,237	(977)
Closing balance	44,388	48,170	43,933
IHS Mauritius Cote d Ivoire Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	23,888	21,787	22,272
Effects of movements in exchange rates	(1,876)	2,101	(485)
Closing balance	22,012	23,888	21,787
IHS Zambia Group
Disclosure of intangible assets material to entity [line items]
Opening balance	39,907	60,529	70,780
Effects of movements in exchange rates	10,802	(20,622)	(10,251)
Closing balance	50,709	39,907	60,529
IHS Rwanda Group
Disclosure of intangible assets material to entity [line items]
Opening balance	12,319	12,986	13,625
Effects of movements in exchange rates	(452)	(667)	(639)
Closing balance	11,867	12,319	$ 12,986
IHS Kuwait Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	13,142
Additions		13,143
Effects of movements in exchange rates	(773)	(1)
Closing balance	12,369	13,142
IHS Latam tower businesses
Disclosure of intangible assets material to entity [line items]
Opening balance	182,000
Additions	75,034	218,887
Effects of movements in exchange rates	(15,583)	(36,887)
Closing balance	241,451	$ 182,000
I-Systems
Disclosure of intangible assets material to entity [line items]
Additions	173,835
Effects of movements in exchange rates	(4,993)
Closing balance	$ 168,842